Business Combination - Summary of Analysis of Cash Flows in Respect of Acquisition of Subsidiary (Detail) ¥ in Thousands, $ in Thousands		6 Months Ended
	Jun. 20, 2023 CNY (¥)	Jun. 30, 2023 CNY (¥)	Jun. 30, 2023 USD ($)
Disclosure of detailed information about business combination [line items]
Net cash paid for acquisition of a subsidiary included in cash flows from investing activities		¥ 34,048	$ 4,696
Sinopower
Disclosure of detailed information about business combination [line items]
Total cash consideration	¥ (43,567)
Cash and cash equivalents	9,519
Net cash paid for acquisition of a subsidiary included in cash flows from investing activities	¥ (34,048)